Net Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 95,588	$ 104,578
Allowance for doubtful accounts
Beginning balance	658
Additional allowance during the year	5,622	937	990
Write-off during the year	(656)	(279)
Less: ending balance	5,624	658
Accounts receivable, net	$ 89,964	$ 103,920